Stockholders' Equity - Schedule of Changes in Accumulated Other Comprehensive Income (Loss) (Parenthetical) (Details) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Intercompany foreign currency translation adjustments	$ 0	$ 6